Organization and Business Operations (Details)					3 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	Apr. 14, 2021 USD ($) $ / shares shares	Mar. 04, 2021 USD ($) $ / shares shares	Dec. 28, 2020 item	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)	Mar. 29, 2022 USD ($)	Oct. 31, 2020 USD ($)
Organization and Business Operations
Condition for future business combination number of businesses minimum | item				1
Number of shares in a unit | shares			1
Transaction costs					$ 24,012,335	$ 782,812			$ 23,731,835
Underwriting commissions					8,500,000	8,500,000			8,400,000
Deferred underwriters' commissions					14,875,000	14,875,000			14,700,000
Other offering costs					$ 637,335	$ 637,335			$ 631,835
Percentage of redemption required if business combination is not completed by specified date					100.00%	100.00%
Threshold business combination fair market value as percent of Trust assets					80.00%	80.00%
Minimum net tangible assets of the target.					$ 5,000,001	$ 5,000,001
Redemption period upon closure					10 days	10 days
Maximum allowed dissolution expenses					$ 100,000	$ 100,000
Right to withdraw interest from the trust account waived	$ 100,000
Amount remained in the trust account					44,369,108	430,047,193	$ 425,037,665
Cash held in operating bank accounts					104,020	107,773	149,845
Working capital deficit					8,981,915	(7,089,334)	(1,815,006)
Proceeds received from related party to cover certain expense payments in exchange for shares issued					25,000	25,000
Maximum borrowing capacity of related party promissory note					300,000	300,000
Borrowings outstanding					$ 2,234,300	$ 1,500,000
Redemption of shares calculated based on business days prior to consummation of business combination (in days)					2 days
Duration of business combination period					24 months
Private Warrants
Organization and Business Operations
Additional units sold of shares | shares		100,000
Sale of Private Placement Warrants (in shares) | shares			12,400,000			12,400,000
Public Warrants
Organization and Business Operations
Exercise price of warrants | $ / shares					$ 10.00	$ 10.00
Transaction costs					$ 782,812	$ 782,812
Underwriting commissions					762,300	762,300
Other offering costs					$ 20,512	$ 20,512
Initial Public Offering
Organization and Business Operations
Condition for future business combination number of businesses minimum | item						1
Sale of Units in Initial Public Offering (in shares) | shares			42,000,000
Number of shares in a unit | shares						1
Number of warrants in a unit | shares			1
Exercise price of warrants | $ / shares						$ 11.50
Price per share | $ / shares		$ 10.00	$ 10.00			$ 10.00
Proceeds from issuance initial public offering, gross			$ 425,000,000			$ 425,000,000
Additional units sold of value		$ 5,000,000
Transaction costs			23,731,835			24,012,335
Underwriting commissions			8,400,000			8,500,000
Deferred underwriters' commissions			14,700,000			14,875,000
Other offering costs			631,835			637,335
Payments for investment of cash in Trust Account			$ 420,000,000
Number of shares issuable per warrant | shares			0.33
Initial Public Offering | Public Warrants
Organization and Business Operations
Underwriting commissions						762,300
Other offering costs						$ 20,512
Private Placement | Private Warrants
Organization and Business Operations
Additional units sold of shares | shares		100,000
Price per warrant | $ / shares		$ 1.00			$ 1.00	$ 1.00
Exercise price of warrants | $ / shares		$ 11.50
Sale of Private Placement Warrants (in shares) | shares			12,400,000
Proceeds from issuance of warrants		$ 12,500,000			$ 12,500,000	$ 12,500,000
Number of shares issuable per warrant | shares		1
Over-allotment option
Organization and Business Operations
Sale of Units in Initial Public Offering (in shares) | shares		500,000	6,300,000
Additional units sold of shares | shares		500,000
Price per share | $ / shares		$ 10.00
Additional units sold of value		$ 5,000,000
Transaction costs		280,500
Underwriting commissions		100,000
Deferred underwriters' commissions		175,000
Other offering costs		$ 5,500
Over-allotment option | Private Warrants
Organization and Business Operations
Sale of Private Placement Warrants (in shares) | shares		100,000
Working capital loans
Organization and Business Operations
Price per warrant | $ / shares					$ 1.00
Maximum borrowing capacity of related party promissory note								$ 1,500,000
Borrowings outstanding					$ 2,234,300	$ 1,500,000	$ 0
Class A common stock
Organization and Business Operations
Shares redeemed during period | shares	38,187,226
Amount removed from the trust account for redemption of shares	$ 387,600,000
Redemption value per share | $ / shares	$ 10.15
Amount remained in the trust account	$ 44,300,000
Common shares, shares outstanding | shares	4,312,774				0	0
Class A common stock | Initial Public Offering
Organization and Business Operations
Additional units sold of shares | shares		500,000
Number of shares in a unit | shares			1			1
Price per warrant | $ / shares						$ 0.0001
Exercise price of warrants | $ / shares			$ 11.50
Number of shares issuable per warrant | shares			1
Class A common stock | Initial Public Offering | Public Warrants
Organization and Business Operations
Number of warrants in a unit | shares			0.33
Number of shares issuable per warrant | shares			0.33